Current and long-term debt - CMBFL Lease Financing (Details)		1 Months Ended
	Sep. 01, 2017 USD ($) vessel	Sep. 30, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,552,473,000	$ 2,910,315,000
CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Periodic payment per vessel	$ 600,000
Sale leaseback, option to purchase period		3 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	115.00%
Deposit in debt service reserve account			2,000,000
Borrowings			$ 56,500,000	$ 61,200,000
CMBFL Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	3.75%
LR2 [Member] | Vessels [member] | NPTI September Closing [Member] | STI Pride And STI Providence [Member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2
Borrowings, bareboat charter term	7 years
Consolidated Liquidity Requirement - Scenario One [Member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | CMBFL Lease Financing [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000